Restricted Stock and Cash Awards (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Restricted Stock Awards Vesting Periods

The vesting periods of the 2012, 2011 and 2010 restricted stock awards are as follows (in actual shares):

	Shares Granted
Vesting Period	2012	2011	2010
One year	20,000	20,000	12,000
Two years	—	—	17,000
Four years	332,000	200,000	187,000
Five years	—	4,000	—
Ten years	—	—	—

Total shares granted	352,000	224,000	216,000